Stockholders' Deficit	6 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 STOCKHOLDERS' EQUITY

On July 9, 2013, the Company issued 20,000,000 common shares to two directors and officers for $2,000 in cash.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2013, 20,000,000 shares of common stock and no preferred stock were issued and outstanding.

4. Stockholders’ Deficit

The Company’s authorized capital stock consists of 100,000,000 shares of common stock. At September 30, 2014, there were 6,900,000 shares of common stock issued and outstanding (at December 31, 2013: 20,000,000 shares of common stock issued and outstanding).

On July 9, 2013, the Company issued 20,000,000 common shares to two directors and officers for $2,000 cash. Subsequently, the Company redeemed the 20,000,000 shares of its common stock issued to its original two shareholders. On May 5, 2014, the Company issued 500,000 shares of its common stock to each of Rubin Schindermann and Alexander Starr.

The following events occurred which resulted in a change of control of the Company:

On May 5, 2014 the Company redeemed from James Cassidy and James McKillop, its then two shareholders, an aggregate of 19,500,000 of the then outstanding 20,000,000 shares of its common stock at a redemption price of $.0001 per share for an aggregate redemption price of $1,950. On June 12, 2014, the Company redeemed the remaining 500,000 shares of common stock held by such original two shareholders for a redemption price of of $.0001 per share for an aggregate price of $50.

James Cassidy and James McKillop resigned as the Company's president, secretary and director and vice president and director, respectively. Rubin Schinderman and Alexander Starr were named as directors of the Company and were appointed its Chief Executive Officer and President, respectively.

The Company issued 500,000 shares of its common stock pursuant to Section 4(2) of the Securities Act of 1933 at par to each of Rubin Schindermann and Alexander Starr.

In July 2014 the Company 5,000,000 common stock valued at $70,000 in accordance with the Asset Purchase Agreement dated July 23, 2014.

In July 2014 the Company issued 88,000 common stock at a price of $.0001 per share for an aggregate price of $88.

In August 2014 the Company issued 20,000 common stock at a price of $0.50 per share for an aggregate price of $10,000.